Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2018
Compensation and benefits
in	2018	2017	2016
Compensation and benefits (CHF million)
Salaries and variable compensation	8,220	8,906	9,165
Social security	652	671	697
Other [1]	748	790	790
Compensation and benefits	9,620	10,367	10,652
1
Includes pension-related expenses of CHF 411 million, CHF 432 million and CHF 464 million in 2018, 2017 and 2016, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution plans.

Bank
Compensation and benefits
in	2018		2017	2016
Compensation and benefits (CHF million)
Salaries and variable compensation	7,449		8,421	9,058
Social security	567		620	691
Other	848	[1]	923	1,028
Compensation and benefits	8,864		9,964	10,777
1 Includes pension-related expenses of CHF 533 million in 2018 relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.